UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2007

ITEM 1.	REPORTS TO STOCKHOLDERS.

Massachusetts Investors Trust

CONTACT INFORMATION	BACK COVER

SIPC Contact Information:

You may obtain information about the Securities Investor Protection Corporation (“SIPC”), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC’s website address (www.sipc.org).

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

12/31/07

MIT-ANN

LETTER FROM THE CEO

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower-quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices hit their highest levels yet, and gold spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer — through both up and down economic cycles.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

February 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Top ten holdings
Procter & Gamble Co.	2.6%
TOTAL S.A., ADR	2.6%
Exxon Mobil Corp.	2.5%
Lockheed Martin Corp.	2.5%
Johnson & Johnson	2.4%
Intel Corp.	2.2%
Nestle S.A.	2.2%
Hess Corp.	2.1%
Abbott Laboratories	2.1%
United Technologies Corp.	2.0%

Equity sectors
Financial Services	18.1%
Consumer Staples	14.4%
Health Care	14.1%
Technology	11.5%
Energy	11.1%
Industrial Goods & Services	7.5%
Utilities & Communications	6.1%
Leisure	5.2%
Retailing	5.0%
Basic Materials	3.6%
Special Products & Services	1.3%
Transportation	0.9%
Autos & Housing	0.6%

Percentages are based on net assets as of 12/31/07.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

Summary of Results

For the twelve months ended December 31, 2007, Class A shares of the Massachusetts Investors Trust (the “fund”) provided a total return of 10.61%, at net asset value. This compares with a return of 5.49% for the fund’s benchmark, the Standard & Poor’s 500 Stock Index (S&P 500 Index).

Market Environment

Despite seemingly robust growth rates during the second and third quarters of 2007, underlying economic activity in the U.S. remained muted relative to other major economies. Overall, global economies witnessed moderate to strong growth during the reporting period as domestic demand improved and world trade accelerated.

With the strong global growth, however, concerns emerged about rising global inflation, especially as capacity became more constrained, wages rose, and energy and food prices advanced. During the reporting period, global central banks (with the exception of the U.S. Federal Reserve Board) tightened monetary conditions, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, financial markets – particularly in the mortgage and structured-products areas – experienced substantial volatility in recent months. Beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to tighten up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields declined and credit spreads widened. While credit conditions improved somewhat by late October as the Federal Reserve Board cut interest rates, the level of market turbulence remained significant through year end. Increased market turmoil was also exacerbated by U.S. home foreclosures and uncertainties surrounding falling housing prices. Despite increased volatility across all asset classes and the widening in credit spreads, U.S. labor markets were resilient and wages rose modestly. More broadly, global equity markets rebounded following summer losses and generally held those gains through the end of the reporting period.

Contributors to performance

Stock selection in the financial services sector contributed to the fund’s performance relative to the S&P 500 Index during the reporting period. Avoiding poor-performing financial services firm Citigroup was the principal positive factor in this sector.

Management review – continued

A combination of stock selection and an overweighted position in the consumer staples sector boosted relative performance. Food company Nestle(aa) (Switzerland) and household products manufacturer Reckitt Benckiser(aa) (U.K.) were among the fund’s top relative performers. Shares of Nestle gained on strong sales across all categories and regions despite increases in costs.

Security selection in the energy sector benefited relative returns. Standout performers in this sector included global integrated energy company Hess, offshore drilling company Noble, oil and gas drilling equipment manufacturer National Oilwell Varco, and drilling rig operator GlobalSantaFe(aa)(g). Shares of Hess surged in recent months due largely to hopes that an oil field discovery off the coast of Brazil could nearly double the company’s reserves. Shares of Noble gained on strong earnings growth.

Stocks in other sectors that helped relative results included data storage systems provider EMC, industrial gases company Praxair, and athletic shoes and apparel manufacturer NIKE.

During the reporting period, currency exposure was a contributor to relative performance. All of MFS’ investment decisions are driven by the fundamentals of each individual opportunity and, as such, it is common for our portfolios to have different currency exposure than the benchmark.

Detractors from performance

Stock selection in the health care sector detracted from the fund’s performance relative to the S&P 500 Index during the reporting period. Biotechnology firm Amgen was among the fund’s top detractors. Shares of Amgen suffered, in part, due to studies that raised concerns about the safety profile of the company’s anemia drug Aranesp.

A combination of stock selection and an underweighted position in the technology sector dampened relative performance. In particular, the fund’s positioning in strong-performing computer and personal electronics maker Apple(g), which was sold early in the period, hindered relative results. Microchip and electronics manufacturer Samsung(aa) (South Korea) was also a underperformer in this sector. Shares of Samsung declined due, in part, to pricing pressure on liquid crystal display (LCD) and memory components. Not owning internet search company Google and software giant Microsoft held back relative results as well.

Management review – continued

Individual securities in other sectors that hurt relative performance included department store Macy’s, insurance and investment company Genworth Financial, and office supply superstore operator Staples. Not owning strong-performing energy companies, Chevron and Schlumberger, also hurt relative returns.

Respectfully,

T. Kevin Beatty	Nicole Zatlyn
Portfolio Manager	Portfolio Manager

(aa)	Security is not a benchmark constituent.
(g)	Security was not held in the portfolio at period end.

The views expressed in this report are those of the portfolio managers only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio’s current or future investments.

PERFORMANCE SUMMARY THROUGH 12/31/07

The following chart illustrates a representative class of the fund’s historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary).

Performance data shown represents past performance and is no guarantee of future results. Investment return and principal value fluctuate so your shares, when sold, may be worth more or less than the original cost; current performance may be lower or higher than quoted. The performance shown does not reflect the deduction of taxes, if any, that a shareholder would pay on fund distributions or the redemption of fund shares.

Performance summary – continued

Total returns through 12/31/07

Average annual without sales charge

Share class	Class inception date	1-yr	5-yr	10-yr
A	7/15/24	10.61%	12.84%	4.59%
B	9/07/93	9.88%	12.11%	3.91%
C	7/01/96	9.89%	12.12%	3.91%
I	1/02/97	10.99%	13.22%	4.96%
R	12/31/02	10.43%	12.69%	4.52%
R1	4/01/05	9.77%	12.04%	3.88%
R2	4/01/05	10.14%	12.25%	3.98%
R3	10/31/03	10.28%	12.40%	4.05%
R4	4/01/05	10.51%	12.81%	4.58%
R5	4/01/05	10.90%	13.00%	4.66%
529A	7/31/02	10.32%	12.56%	4.45%
529B	7/31/02	9.64%	11.84%	3.78%
529C	7/31/02	9.61%	11.85%	3.79%

Comparative Index

Standard & Poor’s 500 Stock Index (f)	5.49%	12.83%	5.91%

Average annual with sales charge

A With Initial Sales Charge (5.75%)	4.25%	11.51%	3.97%
B With CDSC (Declining over six years from 4% to 0%) (x)	5.88%	11.86%	3.91%
C With CDSC (1% for 12 months) (x)	8.89%	12.12%	3.91%
529A With Initial Sales Charge (5.75%)	3.98%	11.24%	3.83%
529B With CDSC (Declining over six years from 4% to 0%) (x)	5.64%	11.59%	3.78%
529C With CDSC (1% for 12 months) (x)	8.61%	11.85%	3.79%

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge.

CDSC – Contingent Deferred Sales Charge.

(f)	Source: FactSet Research Systems Inc.
(x)	Assuming redemption at the end of the applicable period.

Performance summary – continued

Index Definition

Standard & Poor’s 500 Stock Index – a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance.

It is not possible to invest directly in an index.

Notes to Performance Summary

Performance for classes R, R4, R5, and 529A shares includes the performance of the fund’s class A shares for periods prior to their offering. Performance for classes R1, R2, R3 and 529B shares includes the performance of the fund’s class B shares for periods prior to their offering. Performance for class 529C shares includes the performance of the fund’s class C shares for periods prior to their offering.

This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

July 1, 2007 through December 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period July 1, 2007 through December 31, 2007.

Actual expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 7/01/07	Ending Account Value 12/31/07	Expenses Paid During Period (p) 7/01/07-12/31/07
Class A	Actual	0.81%	$1,000.00	$1,028.20	$4.14
	Hypothetical (h)	0.81%	$1,000.00	$1,021.12	$4.13
Class B	Actual	1.46%	$1,000.00	$1,025.00	$7.45
	Hypothetical (h)	1.46%	$1,000.00	$1,017.85	$7.43
Class C	Actual	1.46%	$1,000.00	$1,025.20	$7.45
	Hypothetical (h)	1.46%	$1,000.00	$1,017.85	$7.43
Class I	Actual	0.46%	$1,000.00	$1,030.00	$2.35
	Hypothetical (h)	0.46%	$1,000.00	$1,022.89	$2.35
Class R	Actual	0.96%	$1,000.00	$1,027.50	$4.91
	Hypothetical (h)	0.96%	$1,000.00	$1,020.37	$4.89
Class R1	Actual	1.56%	$1,000.00	$1,024.30	$7.96
	Hypothetical (h)	1.56%	$1,000.00	$1,017.34	$7.93
Class R2	Actual	1.21%	$1,000.00	$1,026.00	$6.18
	Hypothetical (h)	1.21%	$1,000.00	$1,019.11	$6.16
Class R3	Actual	1.11%	$1,000.00	$1,026.80	$5.67
	Hypothetical (h)	1.11%	$1,000.00	$1,019.61	$5.65
Class R4	Actual	0.86%	$1,000.00	$1,027.90	$4.40
	Hypothetical (h)	0.86%	$1,000.00	$1,020.87	$4.38
Class R5	Actual	0.48%	$1,000.00	$1,029.80	$2.46
	Hypothetical (h)	0.48%	$1,000.00	$1,022.79	$2.45
Class 529A	Actual	1.06%	$1,000.00	$1,027.00	$5.42
	Hypothetical (h)	1.06%	$1,000.00	$1,019.86	$5.40
Class 529B	Actual	1.71%	$1,000.00	$1,023.70	$8.72
	Hypothetical (h)	1.71%	$1,000.00	$1,016.59	$8.69
Class 529C	Actual	1.71%	$1,000.00	$1,023.80	$8.72
	Hypothetical (h)	1.71%	$1,000.00	$1,016.59	$8.69

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS

12/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 99.4%
Issuer	Shares/Par	Value ($)

Aerospace - 4.5%
Lockheed Martin Corp.	1,037,830	$109,241,986
United Technologies Corp.	1,159,450	88,744,303

		$197,986,289
Alcoholic Beverages - 1.6%
Diageo PLC	3,317,480	$71,012,183

Apparel Manufacturers - 1.3%
NIKE, Inc., “B”	873,920	$56,140,621

Automotive - 0.6%
Bayerische Motoren Werke AG	445,060	$27,482,938

Biotechnology - 3.6%
Amgen, Inc. (a)	1,266,560	$58,819,046
Genzyme Corp. (a)	840,420	62,560,865
Gilead Sciences, Inc. (a)	747,540	34,394,315

		$155,774,226
Broadcasting - 2.8%
News Corp., “A”	1,499,780	$30,730,492
Viacom, Inc., “B” (a)	772,774	33,940,234
Walt Disney Co.	1,758,630	56,768,576

		$121,439,302
Brokerage & Asset Managers - 3.4%
Charles Schwab Corp.	1,725,070	$44,075,538
Franklin Resources, Inc.	259,490	29,693,441
Goldman Sachs Group, Inc.	262,500	56,450,625
Lehman Brothers Holdings, Inc.	257,920	16,878,285

		$147,097,889
Business Services - 1.3%
Amdocs Ltd. (a)	1,673,560	$57,687,613

Cable TV - 0.4%
Time Warner Cable, Inc. (a)	683,500	$18,864,600

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 1.6%
3M Co.	621,300	$52,388,016
Monsanto Co.	154,400	17,244,936

		$69,632,952
Computer Software - 1.7%
Adobe Systems, Inc. (a)	531,460	$22,709,286
Oracle Corp. (a)	2,375,520	53,639,242

		$76,348,528
Computer Software - Systems - 3.6%
EMC Corp. (a)(l)	3,884,200	$71,974,226
International Business Machines Corp.	784,700	84,826,070

		$156,800,296
Consumer Goods & Services - 5.9%
Colgate-Palmolive Co.	555,110	$43,276,376
International Flavors & Fragrances, Inc. (l)	565,500	27,217,515
Procter & Gamble Co.	1,526,686	112,089,286
Reckitt Benckiser Group PLC	1,278,643	73,865,811

		$256,448,988
Electrical Equipment - 2.1%
Danaher Corp.	619,900	$54,390,026
Rockwell Automation, Inc.	543,680	37,492,173

		$91,882,199
Electronics - 4.5%
Intel Corp.	3,550,140	$94,646,732
Marvell Technology Group Ltd. (a)	842,760	11,781,785
National Semiconductor Corp.	1,119,200	25,338,688
Samsung Electronics Co. Ltd., GDR	174,872	50,750,389
SanDisk Corp. (a)(l)	352,420	11,689,771

		$194,207,365
Energy - Independent - 0.9%
EOG Resources, Inc.	456,960	$40,783,680

Energy - Integrated - 7.1%
Exxon Mobil Corp.	1,172,940	$109,892,749
Hess Corp.	898,630	90,635,822
TOTAL S.A., ADR	1,347,350	111,291,110

		$311,819,681

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - 5.0%
General Mills, Inc.	847,400	$48,301,800
Nestle S.A.	204,987	93,927,837
PepsiCo, Inc.	1,023,986	77,720,537

		$219,950,174
Gaming & Lodging - 2.0%
Carnival Corp. (l)	968,040	$43,068,100
International Game Technology	466,400	20,488,952
Ladbrokes PLC	3,410,772	21,783,347

		$85,340,399
General Merchandise - 1.3%
Macy’s, Inc.	1,470,210	$38,034,333
Target Corp.	402,720	20,136,000

		$58,170,333
Insurance - 4.9%
American International Group, Inc.	1,022,172	$59,592,628
Genworth Financial, Inc., “A”	1,715,870	43,668,891
MetLife, Inc.	1,105,000	68,090,100
Travelers Cos., Inc.	771,560	41,509,928

		$212,861,547
Machinery & Tools - 0.9%
Eaton Corp.	387,100	$37,529,345

Major Banks - 7.9%
Bank of America Corp.	1,665,750	$68,728,845
Bank of New York Mellon Corp.	1,629,006	79,430,333
JPMorgan Chase & Co.	2,010,290	87,749,158
State Street Corp.	1,036,100	84,131,320
Wells Fargo & Co.	882,056	26,629,271

		$346,668,927
Medical Equipment - 2.6%
Boston Scientific Corp. (a)	1,288,850	$14,989,325
Medtronic, Inc.	1,352,230	67,976,602
Zimmer Holdings, Inc. (a)	475,040	31,423,896

		$114,389,823
Natural Gas - Distribution - 0.6%
Questar Corp.	496,400	$26,855,240

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Network & Telecom - 1.7%
Cisco Systems, Inc. (a)	2,781,071	$75,283,592

Oil Services - 3.1%
National Oilwell Varco, Inc. (a)	534,700	$39,279,062
Noble Corp.	1,423,060	80,417,121
Transocean, Inc. (a)	120,765	17,287,510

		$136,983,693
Other Banks & Diversified Financials - 1.9%
American Express Co.	1,048,400	$54,537,768
UBS AG	568,978	26,423,003

		$80,960,771
Pharmaceuticals - 7.9%
Abbott Laboratories	1,596,590	$89,648,528
Johnson & Johnson	1,551,478	103,483,583
Merck & Co., Inc.	919,400	53,426,334
Roche Holding AG	448,064	77,179,632
Teva Pharmaceutical Industries Ltd., ADR	407,650	18,947,572

		$342,685,649
Specialty Chemicals - 2.0%
Linde AG (l)	315,800	$41,592,694
Praxair, Inc.	494,310	43,850,240

		$85,442,934
Specialty Stores - 2.4%
Lowe’s Cos., Inc. (l)	764,600	$17,295,252
Nordstrom, Inc. (l)	712,300	26,162,779
Staples, Inc.	2,625,960	60,580,897

		$104,038,928
Telecommunications - Wireless - 0.3%
America Movil S.A.B. de C.V., “L”, ADR	195,900	$12,026,301

Telephone Services - 2.6%
AT&T, Inc.	1,808,100	$75,144,636
TELUS Corp.	765,441	38,343,789

		$113,488,425
Tobacco - 1.9%
Altria Group, Inc.	1,103,680	$83,416,134

Portfolio of Investments – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 0.9%
FedEx Corp.	449,890	$40,116,691

Utilities - Electric Power - 2.6%
Entergy Corp.	218,730	$26,142,610
Exelon Corp.	665,140	54,302,030
FPL Group, Inc.	464,800	31,504,144

		$111,948,784
Total Common Stocks (Identified Cost, $3,504,452,614)		$4,339,567,040

Short-Term Obligations - 1.0%
General Electric Capital Corp., 4.15%, due 1/02/08, at Amortized Cost and Value (y)	$41,492,000	$41,487,217

Collateral for Securities Loaned - 0.9%
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value	38,019,475	$38,019,475
Total Investments (Identified Cost, $3,583,959,306)		$4,419,073,732

Other Assets, Less Liabilities - (1.3)%		(55,433,551)
Net Assets - 100.0%		$4,363,640,181

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(y)	The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 12/31/07

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments, at value, including $38,219,237 of securities on loan (identified cost, $3,583,959,306)	$4,419,073,732
Cash	911
Receivable for fund shares sold	1,441,666
Interest and dividends receivable	3,652,006
Other assets	3,566,537
Total assets		$4,427,734,852
Liabilities
Distributions payable	$144
Payable for fund shares reacquired	23,535,088
Collateral for securities loaned, at value (c)	38,019,475
Payable to affiliates
Management fee	159,237
Shareholder servicing costs	1,418,851
Distribution and service fees	218,987
Administrative services fee	192
Program manager fees	119
Retirement plan administration and services fees	1,560
Payable for independent trustees’ compensation	336,482
Accrued expenses and other liabilities	404,536
Total liabilities		$64,094,671
Net assets		$4,363,640,181
Net assets consist of
Paid-in capital	$3,491,098,954
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	835,120,174
Accumulated net realized gain (loss) on investments and foreign currency transactions	26,810,278
Undistributed net investment income	10,610,775
Net assets		$4,363,640,181
Shares of beneficial interest outstanding		207,823,821

Statement of Assets and Liabilities – continued

Class A shares
Net assets	$3,412,237,473
Shares outstanding	161,567,156
Net asset value per share		$21.12
Offering price per share (100 / 94.25 x net asset value per share)		$22.41
Class B shares
Net assets	$475,750,449
Shares outstanding	23,115,457
Net asset value and offering price per share		$20.58
Class C shares
Net assets	$272,143,322
Shares outstanding	13,308,685
Net asset value and offering price per share		$20.45
Class I shares
Net assets	$117,851,511
Shares outstanding	5,681,744
Net asset value, offering price, and redemption price per share		$20.74
Class R shares
Net assets	$4,034,744
Shares outstanding	193,010
Net asset value, offering price, and redemption price per share		$20.90
Class R1 shares
Net assets	$10,464,729
Shares outstanding	515,404
Net asset value, offering price, and redemption price per share		$20.30
Class R2 shares
Net assets	$4,650,304
Shares outstanding	228,376
Net asset value, offering price, and redemption price per share		$20.36
Class R3 shares
Net assets	$38,504,734
Shares outstanding	1,875,504
Net asset value, offering price, and redemption price per share		$20.53
Class R4 shares
Net assets	$23,582,112
Shares outstanding	1,121,654
Net asset value, offering price, and redemption price per share		$21.02

Statement of Assets and Liabilities – continued

Class R5 shares
Net assets	$68,609
Shares outstanding	3,229
Net asset value, offering price, and redemption price per share		$21.25
Class 529A shares
Net assets	$2,260,596
Shares outstanding	108,585
Net asset value per share		$20.82
Offering price per share (100 / 94.25 x net asset value per share)		$22.09
Class 529B shares
Net assets	$481,388
Shares outstanding	24,011
Net asset value and offering price per share		$20.05
Class 529C shares
Net assets	$1,610,210
Shares outstanding	81,006
Net asset value and offering price per share		$19.88

On sales of $50,000 or more, the offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares.

(c)	Non-cash collateral not included.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Year ended 12/31/07

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$72,011,125
Interest	2,258,850
Other	874,309
Foreign taxes withheld	(1,344,880)
Total investment income		$73,799,404
Expenses
Management fee	$15,386,683
Distribution and service fees	22,333,503
Program manager fees	9,992
Shareholder servicing costs	6,348,617
Administrative services fee	583,672
Retirement plan administration and services fees	84,359
Independent trustees’ compensation	91,068
Custodian fee	364,267
Shareholder communications	152,405
Auditing fees	49,788
Legal fees	61,378
Miscellaneous	315,713
Total expenses		$45,781,445
Reduction of expenses by investment adviser	(25,571)
Net expenses		$45,755,874
Net investment income		$28,043,530
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions	$345,351,524
Foreign currency transactions	(30,904)
Net realized gain (loss) on investments and foreign currency transactions		$345,320,620
Change in unrealized appreciation (depreciation)
Investments	$96,414,137
Translation of assets and liabilities in foreign currencies	7,042
Net unrealized gain (loss) on investments and foreign currency translation		$96,421,179
Net realized and unrealized gain (loss) on investments and foreign currency		$441,741,799
Change in net assets from operations		$469,785,329

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Year Ended 12/31
	2007	2006
Change in net assets
From operations
Net investment income	$28,043,530	$33,709,841
Net realized gain (loss) on investments and foreign currency transactions	345,320,620	467,079,903
Net unrealized gain (loss) on investments and foreign currency translation	96,421,179	100,301,287
Change in net assets from operations	$469,785,329	$601,091,031
Distributions declared to shareholders
From net investment income
Class A	$(18,526,177)	$(28,896,301)
Class B	(690,032)	—
Class C	(241,329)	(423,131)
Class I	(1,072,344)	(1,557,668)
Class R	(13,426)	(115,808)
Class R1	(36,450)	(8,047)
Class R2	(25,718)	(6,034)
Class R3	(200,338)	(83,235)
Class R4	(132,408)	(121,700)
Class R5	(50)	(86,559)
Class 529A	(7,159)	(9,196)
Class 529B	(173)	(345)
Class 529C	(853)	(790)
From net realized gain on investments
Class A	(250,071,637)	—
Class B	(41,293,656)	—
Class C	(20,816,926)	—
Class I	(8,797,792)	—
Class R	(463,827)	—
Class R1	(684,370)	—
Class R2	(298,158)	—
Class R3	(2,537,718)	—
Class R4	(1,585,720)	—
Class R5	(4,899)	—
Class 529A	(155,751)	—
Class 529B	(33,130)	—
Class 529C	(115,992)	—
Total distributions declared to shareholders	$(347,806,033)	$(31,308,814)
Change in net assets from fund share transactions	$(598,386,788)	$(1,006,667,307)
Total change in net assets	$(476,407,492)	$(436,885,090)
Net assets
At beginning of period	4,840,047,673	5,276,932,763
At end of period (including undistributed net investment income of $10,610,775 and $3,544,606, respectively)	$4,363,640,181	$4,840,047,673

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Class A	Years ended 12/31
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.71	$18.45	$17.26	$15.62	$12.87
Income (loss) from investment operations
Net investment income (d)	$0.16	$0.17	$0.08	$0.11	$0.10
Net realized and unrealized gain (loss) on investments and foreign currency	1.99	2.27	1.18	1.68	2.74
Total from investment operations	$2.15	$2.44	$1.26	$1.79	$2.84
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.18)	$(0.07)	$(0.15)	$(0.09)
From net realized gain on investments	(1.62)	—	—	—	—
Total distributions declared to shareholders	$(1.74)	$(0.18)	$(0.07)	$(0.15)	$(0.09)
Net asset value, end of period	$21.12	$20.71	$18.45	$17.26	$15.62
Total return (%) (r)(s)(t)	10.61	13.20	7.29	11.51 (b)	22.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.85	0.91	0.95	0.92	0.94
Expenses after expense reductions (f)	0.85	0.91	0.95	0.92	N/A
Net investment income	0.73	0.86	0.48	0.68	0.72
Portfolio turnover	19	27	41	78	76
Net assets at end of period (000 Omitted)	$3,412,237	$3,405,335	$3,300,907	$3,457,550	$3,733,720

See Notes to Financial Statements

Financial Highlights – continued

Class B	Years ended 12/31
	2007	2006	2005	2004		2003
Net asset value, beginning of period	$20.26	$18.02	$16.90	$15.26		$12.57
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.05	$(0.03)	$0.00	(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.94	2.19	1.15	1.64		2.68
Total from investment operations	$1.96	$2.24	$1.12	$1.64		$2.69
Less distributions declared to shareholders
From net investment income	$(0.02)	$—	$—	$ (0.00	)(w)	$—
From net realized gain on investments	(1.62)	—	—	—		—
Total distributions declared to shareholders	$(1.64)	$—	$—	$(0.00)		$—
Net asset value, end of period	$20.58	$20.26	$18.02	$16.90		$15.26
Total return (%) (r)(s)(t)	9.88	12.43	6.63	10.76	(b)	21.40
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.51	1.57	1.60	1.57		1.59
Expenses after expense reductions (f)	1.51	1.56	1.60	1.57		N/A
Net investment income (loss)	0.07	0.24	(0.17)	0.03		0.07
Portfolio turnover	19	27	41	78		76
Net assets at end of period (000 Omitted)	$475,750	$947,400	$1,481,604	$2,061,959		$2,434,971

See Notes to Financial Statements

Financial Highlights – continued

Class C	Years ended 12/31
	2007	2006	2005	2004		2003
Net asset value, beginning of period	$20.14	$17.94	$16.82	$15.19		$12.51
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.04	$(0.03)	$0.00	(w)	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.93	2.19	1.15	1.63		2.67
Total from investment operations	$1.95	$2.23	$1.12	$1.63		$2.68
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.03)	$—	$—		$—
From net realized gain on investments	(1.62)	—	—	—		—
Total distributions declared to shareholders	$(1.64)	$(0.03)	$—	$—		$—
Net asset value, end of period	$20.45	$20.14	$17.94	$16.82		$15.19
Total return (%) (r)(s)(t)	9.89	12.42	6.66	10.73	(b)	21.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50	1.56	1.60	1.57		1.59
Expenses after expense reductions (f)	1.50	1.56	1.60	1.57		N/A
Net investment income (loss)	0.08	0.22	(0.17)	0.03		0.07
Portfolio turnover	19	27	41	78		76
Net assets at end of period (000 Omitted)	$272,143	$303,493	$345,272	$424,323		$528,791

See Notes to Financial Statements

Financial Highlights – continued

Class I	Years ended 12/31
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.37	$18.16	$17.04	$15.48	$12.82
Income (loss) from investment operations
Net investment income (d)	$0.23	$0.23	$0.14	$0.16	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	1.96	2.23	1.17	1.66	2.71
Total from investment operations	$2.19	$2.46	$1.31	$1.82	$2.86
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.25)	$(0.19)	$(0.26)	$(0.20)
From net realized gain on investments	(1.62)	—	—	—	—
Total distributions declared to shareholders	$(1.82)	$(0.25)	$(0.19)	$(0.26)	$(0.20)
Net asset value, end of period	$20.74	$20.37	$18.16	$17.04	$15.48
Total return (%) (r)(s)	10.99	13.55	7.73	11.86 (b)	22.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.50	0.56	0.60	0.57	0.59
Expenses after expense reductions (f)	0.50	0.56	0.60	0.57	N/A
Net investment income	1.09	1.21	0.82	1.03	1.07
Portfolio turnover	19	27	41	78	76
Net assets at end of period (000 Omitted)	$117,852	$127,127	$119,552	$121,966	$107,568

See Notes to Financial Statements

Financial Highlights – continued

Class R	Years ended 12/31
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.45	$18.22	$17.08	$15.54	$12.87
Income (loss) from investment operations
Net investment income (d)	$0.13	$0.14	$0.05	$0.09	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	1.96	2.22	1.17	1.65	2.74
Total from investment operations	$2.09	$2.36	$1.22	$1.74	$2.83
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.13)	$(0.08)	$(0.20)	$(0.16)
From net realized gain on investments	(1.62)	—	—	—	—
Total distributions declared to shareholders	$(1.64)	$(0.13)	$(0.08)	$(0.20)	$(0.16)
Net asset value, end of period	$20.90	$20.45	$18.22	$17.08	$15.54
Total return (%) (r)(s)	10.43	12.97	7.16	11.30 (b)	22.14
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	1.06	1.10	1.07	1.07
Expenses after expense reductions (f)	1.01	1.06	1.10	1.07	N/A
Net investment income	0.58	0.73	0.31	0.55	0.60
Portfolio turnover	19	27	41	78	76
Net assets at end of period (000 Omitted)	$4,035	$17,223	$19,344	$11,704	$1,510

See Notes to Financial Statements

Financial Highlights – continued

Class R1	Years ended 12/31
	2007		2006	2005(i)
Net asset value, beginning of period	$20.09		$17.95	$16.63
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.00	)(w)	$0.02	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	1.92		2.19	1.42
Total from investment operations	$1.92		$2.21	$1.37
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.07)	$(0.05)
From net realized gain on investments	(1.62)		—	—
Total distributions declared to shareholders	$(1.71)		$(0.07)	$(0.05)
Net asset value, end of period	$20.30		$20.09	$17.95
Total return (%) (r)(s)	9.77		12.31	8.24	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.60		1.75	1.80	(a)
Expenses after expense reductions (f)	1.59		1.65	1.74	(a)
Net investment income (loss)	(0.02)		0.08	(0.34	)(a)
Portfolio turnover	19		27	41
Net assets at end of period (000 Omitted)	$10,465		$2,299	$1,423

See Notes to Financial Statements

Financial Highlights – continued

Class R2	Years ended 12/31
	2007	2006	2005(i)
Net asset value, beginning of period	$20.12	$17.96	$16.63
Income (loss) from investment operations
Net investment income (d)	$0.06	$0.08	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.93	2.21	1.40
Total from investment operations	$1.99	$2.29	$1.41
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.13)	$(0.08)
From net realized gain on investments	(1.62)	—	—
Total distributions declared to shareholders	$(1.75)	$(0.13)	$(0.08)
Net asset value, end of period	$20.36	$20.12	$17.96
Total return (%) (r)(s)	10.14	12.74	8.48	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	1.45	1.52	(a)
Expenses after expense reductions (f)	1.23	1.30	1.44	(a)
Net investment income	0.31	0.43	0.09	(a)
Portfolio turnover	19	27	41
Net assets at end of period (000 Omitted)	$4,650	$980	$270

See Notes to Financial Statements

Financial Highlights – continued

Class R3	Years ended 12/31
	2007	2006	2005	2004	2003(i)
Net asset value, beginning of period	$20.24	$18.06	$16.97	$15.48	$14.69
Income (loss) from investment operations
Net investment income (d)	$0.09	$0.11	$0.02	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.94	2.21	1.15	1.65	0.90
Total from investment operations	$2.03	$2.32	$1.17	$1.69	$0.91
Less distributions declared to shareholders
From net investment income	$(0.12)	$(0.14)	$(0.08)	$(0.20)	$(0.12)
From net realized gain on investments	(1.62)	—	—	—	—
Total distributions declared to shareholders	$(1.74)	$(0.14)	$(0.08)	$(0.20)	$(0.12)
Net asset value, end of period	$20.53	$20.24	$18.06	$16.97	$15.48
Total return (%) (r)(s)	10.28	12.85	6.92	11.03 (b)	6.23	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.15	1.30	1.35	1.31	1.05	(a)
Expenses after expense reductions (f)	1.14	1.20	1.32	1.31	N/A
Net investment income	0.43	0.55	0.11	0.28	0.63	(a)
Portfolio turnover	19	27	41	78	76
Net assets at end of period (000 Omitted)	$38,505	$12,222	$4,711	$1,783	$174

See Notes to Financial Statements

Financial Highlights – continued

Class R4	Years ended 12/31
	2007	2006	2005(i)
Net asset value, beginning of period	$20.65	$18.42	$17.01
Income (loss) from investment operations
Net investment income (d)	$0.15	$0.15	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.97	2.28	1.48
Total from investment operations	$2.12	$2.43	$1.50
Less distributions declared to shareholders
From net investment income	$(0.13)	$(0.20)	$(0.09)
From net realized gain on investments	(1.62)	—	—
Total distributions declared to shareholders	$(1.75)	$(0.20)	$(0.09)
Net asset value, end of period	$21.02	$20.65	$18.42
Total return (%) (r)(s)	10.51	13.18	8.81	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.89	0.95	1.02	(a)
Expenses after expense reductions (f)	0.89	0.95	1.02	(a)
Net investment income	0.68	0.75	0.26	(a)
Portfolio turnover	19	27	41
Net assets at end of period (000 Omitted)	$23,582	$13,576	$1,601

See Notes to Financial Statements

Financial Highlights – continued

Class R5	Years ended 12/31
	2007	2006	2005(i)
Net asset value, beginning of period	$20.68	$18.44	$17.01
Income (loss) from investment operations
Net investment income (d)	$0.15	$0.16	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	2.06	2.32	1.45
Total from investment operations	$2.21	$2.48	$1.54
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.24)	$(0.11)
From net realized gain on investments	(1.62)	—	—
Total distributions declared to shareholders	$(1.64)	$(0.24)	$(0.11)
Net asset value, end of period	$21.25	$20.68	$18.44
Total return (%) (r)(s)	10.90	13.46	9.04	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.64	0.61	0.69	(a)
Expenses after expense reductions (f)	0.64	0.61	0.69	(a)
Net investment income	0.96	0.75	0.70	(a)
Portfolio turnover	19	27	41
Net assets at end of period (000 Omitted)	$69	$7,735	$55

See Notes to Financial Statements

Financial Highlights – continued

Class 529A	Years ended 12/31
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$20.45	$18.23	$17.05	$15.46	$12.82
Income (loss) from investment operations
Net investment income (d)	$0.10	$0.12	$0.04	$0.07	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.97	2.23	1.17	1.65	2.71
Total from investment operations	$2.07	$2.35	$1.21	$1.72	$2.78
Less distributions declared to shareholders
From net investment income	$(0.08)	$(0.13)	$(0.03)	$(0.13)	$(0.14)
From net realized gain on investments	(1.62)	—	—	—	—
Total distributions declared to shareholders	$(1.70)	$(0.13)	$(0.03)	$(0.13)	$(0.14)
Net asset value, end of period	$20.82	$20.45	$18.23	$17.05	$15.46
Total return (%) (r)(s)(t)	10.32	12.88	7.08	11.20 (b)	21.86
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.10	1.16	1.20	1.17	1.18
Expenses after expense reductions (f)	1.10	1.16	1.20	1.17	N/A
Net investment income	0.48	0.61	0.22	0.44	0.51
Portfolio turnover	19	27	41	78	76
Net assets at end of period (000 Omitted)	$2,261	$1,488	$1,311	$1,143	$702

See Notes to Financial Statements

Financial Highlights – continued

Class 529B	Years ended 12/31
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$19.82	$17.70	$16.64	$15.07	$12.50
Income (loss) from investment operations
Net investment loss (d)	$(0.04)	$(0.01)	$(0.07)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.91	2.16	1.13	1.61	2.64
Total from investment operations	$1.87	$2.15	$1.06	$1.58	$2.62
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.03)	$—	$(0.01)	$(0.05)
From net realized gain on investments	(1.62)	—	—	—	—
Total distributions declared to shareholders	$(1.64)	$(0.03)	$—	$(0.01)	$(0.05)
Net asset value, end of period	$20.05	$19.82	$17.70	$16.64	$15.07
Total return (%) (r)(s)(t)	9.64	12.16	6.37	10.50 (b)	21.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.74	1.80	1.85	1.82	1.83
Expenses after expense reductions (f)	1.74	1.80	1.85	1.82	N/A
Net investment loss	(0.17)	(0.06)	(0.42)	(0.21)	(0.15)
Portfolio turnover	19	27	41	78	76
Net assets at end of period (000 Omitted)	$481	$208	$136	$132	$93

See Notes to Financial Statements

Financial Highlights – continued

Class 529C	Years ended 12/31
	2007	2006	2005	2004	2003
Net asset value, beginning of period	$19.67	$17.55	$16.50	$14.95	$12.44
Income (loss) from investment operations
Net investment loss (d)	$(0.03)	$(0.01)	$(0.07)	$(0.03)	$(0.02)
Net realized and unrealized gain (loss) on investments and foreign currency	1.88	2.15	1.12	1.60	2.63
Total from investment operations	$1.85	$2.14	$1.05	$1.57	$2.61
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.02)	$—	$(0.02)	$(0.10)
From net realized gain on investments	(1.62)	—	—	—	—
Total distributions declared to shareholders	$(1.64)	$(0.02)	$—	$(0.02)	$(0.10)
Net asset value, end of period	$19.88	$19.67	$17.55	$16.50	$14.95
Total return (%) (r)(s)(t)	9.61	12.17	6.36	10.55 (b)	21.11
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75	1.81	1.85	1.82	1.83
Expenses after expense reductions (f)	1.75	1.81	1.85	1.82	N/A
Net investment loss	(0.17)	(0.03)	(0.43)	(0.19)	(0.14)
Portfolio turnover	19	27	41	78	76
Net assets at end of period (000 Omitted)	$1,610	$960	$746	$604	$343

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.01 per share based on shares outstanding on the day the proceeds were recorded.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(i)	For the period from the class’ inception, October 31, 2003 (Class R3) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(1)	Business and Organization

Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any

Notes to Financial Statements – continued

fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the “Statement”) was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires

Notes to Financial Statements – continued

that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At December 31, 2007, the value of securities loaned was $38,219,237. These loans were collateralized by cash of $38,019,475 and U.S. Treasury obligations of $1,111,620.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that

Notes to Financial Statements – continued

may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the year ended December 31, 2007, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on January 1, 2007. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and other expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Notes to Financial Statements – continued

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared to shareholders is as follows:

	12/31/07	12/31/06
Ordinary income (including any short-term capital gains)	$29,057,001	$31,308,814
Long-term capital gain	318,749,032	—
Total distributions	$347,806,033	$31,308,814

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 12/31/07
Cost of investments	$3,602,048,611
Gross appreciation	985,021,627
Gross depreciation	(167,996,506)
Net unrealized appreciation (depreciation)	$817,025,121
Undistributed ordinary income	$10,859,513
Undistributed long-term capital gain	44,899,583
Other temporary differences	(242,990)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase.

Notes to Financial Statements – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $116,951 and $1,068 for the year ended December 31, 2007, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan(d)	Annual Effective Rate(e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.35%	$12,216,314
Class B	0.75%	0.25%	1.00%	1.00%	6,950,820
Class C	0.75%	0.25%	1.00%	1.00%	2,885,320
Class R	0.25%	0.25%	0.50%	0.50%	62,646
Class R1	0.50%	0.25%	0.75%	0.75%	36,792
Class R2	0.25%	0.25%	0.50%	0.50%	9,344
Class R3	0.25%	0.25%	0.50%	0.50%	101,864
Class R4	—	0.25%	0.25%	0.25%	44,104
Class 529A	0.25%	0.25%	0.50%	0.35%	7,361
Class 529B	0.75%	0.25%	1.00%	1.00%	4,359
Class 529C	0.75%	0.25%	1.00%	1.00%	14,579
Total Distribution and Service Fees					$22,333,503

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.

(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended December 31, 2007 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to January 2, 1991 are subject to a service fee of 0.15% annually. 0.10% of the Class 529A distribution fee is currently being paid by the fund. Payment of the remaining 0.15% of the Class 529A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine.

Certain Class A, Class C and Class 529C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12

Notes to Financial Statements – continued

months of purchase. Class B and Class 529B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended December 31, 2007, were as follows:

Amount
Class A	$26,123
Class B	523,490
Class C	13,428
Class 529B	341
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.35% of the average daily net assets attributable to each 529 share class. The fee is based on average daily net assets and is currently established at 0.25% annually of average daily net assets of the fund’s 529 share classes. The fee may only be increased with the approval of the Board of Trustees who oversees the fund. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services, as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the year ended December 31, 2007, were as follows:

Amount
Class 529A	$5,257
Class 529B	1,090
Class 529C	3,645
Total Program Manager Fees	$9,992

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the year ended December 31, 2007, the fee was $2,179,267, which equated to 0.0467% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended December 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,014,155. The fund may also pay shareholder servicing related costs directly to non-related parties.

Notes to Financial Statements – continued

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the year ended December 31, 2007 was equivalent to an annual effective rate of 0.0125% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended December 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 3/31/07	Effective 4/1/07	Annual Effective Rate(g)	Total Amount
Class R1	0.45%	0.35%	0.35%	$17,870
Class R2	0.40%	0.25%	0.25%	5,023
Class R3	0.25%	0.15%	0.15%	33,705
Class R4	0.15%	0.15%	0.15%	26,453
Class R5	0.10%	0.10%	0.10%	1,308
Total Retirement Plan Administration and Services Fees				$84,359

(g)	Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended December 31, 2007, the waiver amounted to $4,198 and is reflected as a reduction of total expenses in the Statement of Operations.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Notes to Financial Statements – continued

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $10,910. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in an expense of $16,564. Both amounts are included in independent trustees’ compensation for the year ended December 31, 2007. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $260,475 at December 31, 2007, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $75,121 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended December 31, 2007, the fee paid to Tarantino LLC was $29,343. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $21,373, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $858,220,188 and $1,765,263,785, respectively.

Notes to Financial Statements – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Year ended 12/31/07		Year ended 12/31/06
	Shares	Amount	Shares	Amount
Shares sold
Class A	31,724,935	$692,091,019	26,603,978	$513,808,775
Class B	1,484,826	31,090,769	2,580,685	48,412,842
Class C	624,802	13,030,034	520,352	9,724,930
Class I	5,816,948	126,612,328	752,875	14,453,245
Class R	288,409	6,290,697	168,120	3,201,465
Class R1	538,226	11,355,772	66,909	1,257,035
Class R2	229,031	4,912,027	48,631	899,274
Class R3	2,005,475	42,894,407	546,782	10,210,643
Class R4	1,263,267	27,147,932	885,670	16,706,259
Class R5	3,123	67,280	399,533	7,692,240
Class 529A	50,092	1,036,118	9,467	182,416
Class 529B	18,084	360,062	4,425	81,805
Class 529C	39,257	782,541	7,650	140,561
	44,086,475	$957,670,986	32,595,077	$626,771,490
Shares issued to shareholders in reinvestment of distributions
Class A	10,505,971	$218,248,505	1,058,630	$21,904,123
Class B	1,871,232	37,734,412	—	—
Class C	833,210	16,753,482	16,602	335,201
Class I	481,392	9,824,170	75,869	1,543,065
Class R	23,237	470,837	5,633	115,044
Class R1	35,882	720,820	399	8,026
Class R2	16,065	323,876	300	6,034
Class R3	134,832	2,736,651	4,112	83,201
Class R4	82,817	1,718,134	5,890	121,694
Class R5	237	4,948	35	717
Class 529A	7,925	162,706	450	9,196
Class 529B	1,681	33,303	17	345
Class 529C	5,957	116,874	40	790
	14,000,438	$288,848,718	1,167,977	$24,127,436

Notes to Financial Statements – continued

	Year ended 12/31/07		Year ended 12/31/06
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(45,082,878)	$(987,502,891)	(42,107,578)	$(813,516,886)
Class B	(27,003,423)	(569,654,133)	(38,046,985)	(714,137,997)
Class C	(3,219,418)	(67,552,793)	(4,718,052)	(88,136,775)
Class I	(6,856,966)	(148,875,566)	(1,172,297)	(22,374,957)
Class R	(960,794)	(20,855,975)	(393,586)	(7,539,577)
Class R1	(173,145)	(3,575,433)	(32,155)	(614,341)
Class R2	(65,450)	(1,339,452)	(15,238)	(287,922)
Class R3	(868,641)	(18,176,800)	(207,881)	(3,968,481)
Class R4	(881,998)	(18,771,890)	(320,913)	(6,168,099)
Class R5	(374,137)	(7,726,263)	(28,519)	(591,551)
Class 529A	(22,206)	(474,893)	(9,090)	(174,069)
Class 529B	(6,271)	(128,821)	(1,619)	(30,205)
Class 529C	(13,032)	(271,582)	(1,371)	(25,373)
	(85,528,359)	$(1,844,906,492)	(87,055,284)	$(1,657,566,233)
Net change
Class A	(2,851,972)	$(77,163,367)	(14,444,970)	$(277,803,988)
Class B	(23,647,365)	(500,828,952)	(35,466,300)	(665,725,155)
Class C	(1,761,406)	(37,769,277)	(4,181,098)	(78,076,644)
Class I	(558,626)	(12,439,068)	(343,553)	(6,378,647)
Class R	(649,148)	(14,094,441)	(219,833)	(4,223,068)
Class R1	400,963	8,501,159	35,153	650,720
Class R2	179,646	3,896,451	33,693	617,386
Class R3	1,271,666	27,454,258	343,013	6,325,363
Class R4	464,086	10,094,176	570,647	10,659,854
Class R5	(370,777)	(7,654,035)	371,049	7,101,406
Class 529A	35,811	723,931	827	17,543
Class 529B	13,494	264,544	2,823	51,945
Class 529C	32,182	627,833	6,319	115,978
	(27,441,446)	$(598,386,788)	(53,292,230)	$(1,006,667,307)

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended December 31, 2007, the fund’s commitment fee and interest expense were $24,148 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and the Shareholders of Massachusetts Investors Trust:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Massachusetts Investors Trust (the “Trust”) as of December 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Massachusetts Investors Trust as of December 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 19, 2008

TRUSTEES AND OFFICERS — IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Fund, as of February 1, 2008, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.) The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
INTERESTED TRUSTEES
Robert J. Manning(k) (born 10/20/63)	Trustee	February 2004	Massachusetts Financial Services Company, Chief Executive Officer, President, Chief Investment Officer and Director
Robert C. Pozen(k) (born 8/08/46)	Trustee	February 2004	Massachusetts Financial Services Company, Chairman (since February 2004); MIT Sloan School (education), Senior Lecturer (since 2006); Secretary of Economic Affairs, The Commonwealth of Massachusetts (January 2002 to December 2002); Fidelity Investments, Vice Chairman (June 2000 to December 2001); Fidelity Management & Research Company (investment adviser), President (March 1997 to July 2001); Bell Canada Enterprises (telecommunications), Director; Medtronic, Inc. (medical technology), Director; Telesat (satellite communications), Director (until 2007)
INDEPENDENT TRUSTEES
J. Atwood Ives (born 5/01/36)	Trustee and Chair of Trustees	February 1992	Private investor; KeySpan Corporation (energy related services), Director until 2004; Woodstock Corporation (investment advisory firm), Director until 2003
Robert E. Butler(n) (born 11/29/41)	Trustee	January 2006	Consultant – regulatory and compliance matters (since July 2002); PricewaterhouseCoopers LLP (professional services firm), Partner (until 2002)

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Lawrence H. Cohn, M.D. (born 3/11/37)	Trustee	August 1993	Brigham and Women’s Hospital, Chief of Cardiac Surgery (2005); Harvard Medical School, Professor of Cardiac Surgery; Physician Director of Medical Device Technology for Partners HealthCare
David H. Gunning (born 5/30/42)	Trustee	January 2004	Retired; Cleveland-Cliffs Inc. (mining products and service provider), Vice Chairman/Director (until May 2007); Portman Limited (mining), Director (since 2005); Encinitos Ventures (private investment company), Principal (1997 to April 2001); Lincoln Electric Holdings, Inc. (welding equipment manufacturer), Director
William R. Gutow (born 9/27/41)	Trustee	December 1993

Private investor and real estate consultant (since 1998); Capital Entertainment Management Company (video franchise), Vice Chairman (since 1998); Texas Donuts (donut franchise), Vice Chairman (since 2007); Atlantic Coast Tan (tanning salons), Vice Chairman (until 2007)

Michael Hegarty (born 12/21/44)	Trustee	December 2004	Retired; AXA Financial (financial services and insurance), Vice Chairman and Chief Operating Officer (until May 2001); The Equitable Life Assurance Society (insurance), President and Chief Operating Officer
(until May 2001)
Lawrence T. Perera (born 6/23/35)	Trustee	July 1981	Hemenway & Barnes (attorneys), Partner
J. Dale Sherratt (born 9/23/38)	Trustee	August 1993	Insight Resources, Inc. (acquisition planning specialists), President; Wellfleet Investments (investor in health care companies), Managing General Partner (since 1993); Cambridge Nutraceuticals (professional nutritional products), Chief Executive Officer (until May 2001)

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Laurie J. Thomsen (born 8/05/57)	Trustee	March 2005	New Profit, Inc. (venture philanthropy), Partner (since 2006); Private investor; Prism Venture Partners (venture capital), Co-founder and General Partner (until June 2004); The Travelers Companies (commercial property liability insurance), Director
Robert W. Uek (born 5/18/41)	Trustee	January 2006	Retired (since 1999); PricewaterhouseCoopers LLP (professional services firm), Partner (until 1999); Consultant to investment company industry (since 2000); TT International Funds (mutual fund complex), Trustee (2000 until 2005); Hillview Investment Trust II Funds (mutual fund complex), Trustee (2000 until 2005)
OFFICERS
Maria F. Dwyer(k) (born 12/01/58)	President	November 2005	Massachusetts Financial Services Company, Executive Vice President and Chief Regulatory Officer (since March 2004) Chief Compliance Officer (since December 2006); Fidelity Management & Research Company, Vice President (prior to March 2004); Fidelity Group of Funds, President and Treasurer (prior to March 2004)
Tracy Atkinson(k) (born 12/30/64)	Treasurer	September 2005	Massachusetts Financial Services Company, Senior Vice President (since September 2004); PricewaterhouseCoopers LLP, Partner (prior to September 2004)
Christopher R. Bohane(k) (born 1/18/74)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since April 2003); Kirkpatrick & Lockhart LLP (law firm), Associate (prior to April 2003)
Ethan D. Corey(k) (born 11/21/63)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2006); Special Counsel (prior to April 2006); Dechert LLP (law firm), Counsel (prior to December 2004)

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
David L. DiLorenzo(k) (born 8/10/68)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since June 2005); JP Morgan Investor Services, Vice President (prior to June 2005)
Timothy M. Fagan(k) (born 7/10/68)	Assistant Secretary and Assistant Clerk	September 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since September 2005); John Hancock Advisers, LLC, Vice President and Chief Compliance Officer (September 2004 to August 2005), Senior Attorney (prior to September 2004); John Hancock Group of Funds, Vice President and Chief Compliance Officer (September 2004 to December 2004)
Mark D. Fischer(k) (born 10/27/70)	Assistant Treasurer	July 2005	Massachusetts Financial Services Company, Vice President (since May 2005); JP Morgan Investment Management Company, Vice President (prior to May 2005)
Brian E. Langenfeld(k) (born 3/07/73)	Assistant Secretary and Assistant Clerk	June 2006	Massachusetts Financial Services Company, Assistant Vice President and Counsel (since May 2006); John Hancock Advisers, LLC, Assistant Vice President and Counsel (May 2005 to April 2006); John Hancock Advisers, LLC, Attorney and Assistant Secretary (prior to May 2005)
Ellen Moynihan(k) (born 11/13/57)	Assistant Treasurer	April 1997	Massachusetts Financial Services Company, Senior Vice President

Susan S. Newton(k) (born 3/07/50)	Assistant Secretary and Assistant Clerk	May 2005	Massachusetts Financial Services Company, Senior Vice President and Associate General Counsel (since April 2005); John Hancock Advisers, LLC, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005); John Hancock Group of Funds, Senior Vice President, Secretary and Chief Legal Officer (prior to April 2005)

Name, Date of Birth	Position(s) Held with Fund	Trustee/Officer Since(h)	Principal Occupations During the Past Five Years & Other Directorships(j)
Susan A. Pereira(k) (born 11/05/70)	Assistant Secretary and Assistant Clerk	July 2005	Massachusetts Financial Services Company, Vice President and Senior Counsel (since June 2004); Bingham McCutchen LLP (law firm), Associate (prior to June 2004)
Mark N. Polebaum(k) (born 5/01/52)	Secretary and Clerk	January 2006	Massachusetts Financial Services Company, Executive Vice President, General Counsel and Secretary (since January 2006); Wilmer Cutler Pickering Hale and Dorr LLP (law firm), Partner (prior to January 2006)
Frank L. Tarantino (born 3/07/44)	Independent Chief Compliance Officer	June 2004	Tarantino LLC (provider of compliance services), Principal (since June 2004); CRA Business Strategies Group (consulting services), Executive Vice President (April 2003 to June 2004); David L. Babson & Co. (investment adviser), Managing Director, Chief Administrative Officer and Director (prior to March 2003)
Richard S. Weiztel(k) (born 7/16/70)	Assistant Secretary and Assistant Clerk	October 2007	Massachusetts Financial Services Company, Vice President and Assistant General Counsel (since 2007); Vice President and Senior Counsel (since May 2004); Massachusetts Department of Business and Technology, General Counsel (February 2003 to April 2004); Massachusetts Office of the Attorney General, Assistant Attorney General (April 2001 to February 2003); Ropes and Gray, Associate (prior to April 2001)
James O. Yost(k) (born 6/12/60)	Assistant Treasurer	September 1990	Massachusetts Financial Services Company, Senior Vice President

(h)	Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j)	Directorships or trusteeships of companies required to report to the Securities and Exchange Commission (i.e., “public companies”).
(k)	“Interested person” of the Fund within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.
(n)

In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters. The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Fund held a shareholders’ meeting in 2005 to elect Trustees, and will hold a shareholders’ meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are members of the Fund’s Audit Committee.

Each of the Fund’s Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2008, the Trustees served as board members of 100 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

Investment Adviser	Custodian
Massachusetts Financial Services Company 500 Boylston Street, Boston, MA 02116-3741	State Street Bank and Trust Company 225 Franklin Street, Boston, MA 02110
Distributor	Independent Registered Public Accounting Firm
MFS Fund Distributors, Inc. 500 Boylston Street, Boston, MA 02116-3741	Deloitte & Touche LLP 200 Berkeley Street, Boston, MA 02116
Portfolio Managers
T. Kevin Beatty Nicole Zatlyn

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds’ Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Lipper performance universe”), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS (“MFS peer funds”), (ii) information provided by Lipper Inc. on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the “Lipper expense group”), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund’s Class A shares was in the 1st quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class A shares was in the 3rd quintile for each of the one- and five-year periods ended December 31, 2006 relative to the Lipper performance universe. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that, according to the Lipper data, the Fund’s effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund’s advisory fee rate schedule is not currently subject to any breakpoints. Taking into account that the Fund’s effective advisory fee rate was lower than the Lipper expense group median noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.

The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund’s portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly) and various other factors. Additionally, the Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board’s most recent review and renewal of the Fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

The following information is provided pursuant to provisions of the Internal Revenue Code.

The fund designates the maximum amount allowable as qualified dividend income eligible for the 15% tax rate.

The fund designates $354,390,174 as capital gain dividends paid during the fiscal year.

For corporate shareholders, 100% of the ordinary income dividends paid during the fiscal year qualify for the corporate dividends received deduction.

MFS® PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management® and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

•	data from investment applications and other forms
•	share balances and transactional history with us, our affiliates, or others
•	facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

Web site	Mailing address
mfs.com	MFS Service Center, Inc.
P.O. Box 55824
MFS TALK	Boston, MA
1-800-637-8255	02205-5824
24 hours a day
Overnight mail
Account service and	MFS Service Center, Inc.
literature	500 Boylston Street
Boston, MA 02116-3741
Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Go paperless with eDelivery: Arrange to have MFS ® send prospectuses, reports, and proxies directly to your e-mail inbox. You’ll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to mfs.com, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

ITEM 2.	CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a)	through 4(d) and 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP (“Deloitte”) to serve as independent accountants to the series of the Registrant (the series referred to as the “Fund”). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended December 31, 2007 and 2006, audit fees billed to the Fund by Deloitte were as follows:

	Audit Fees
	2007	2006
Fees billed by Deloitte:
Massachusetts Investors Trust	41,987	37,790

For the fiscal years ended December 31, 2007 and 2006, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

	Audit-Related Fees[1]		Tax Fees[2]		All Other Fees[4]
	2007	2006	2007	2006	2007	2006
Fees billed by Deloitte:
To Massachusetts Investors Trust	0	0	6,217	8,600	1,205	379
To MFS and MFS Related Entities of Massachusetts Investors Trust*	1,189,135	981,825	0	0	366,217	392,962

Aggregate fees for non-audit services:

	2007	2006
To Massachusetts Investors Trust, MFS and MFS Related Entities#	1,775,149	1,526,951

*

This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

#	This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.

[1]

The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under “Audit Fees,” including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

[2]

The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

[3]

The fees included under “All Other Fees” are fees for products and services provided by Deloitte other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”, including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, and analysis of certain portfolio holdings verses investment styles.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f): Not applicable.

Item 4(h): The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: February 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: February 19, 2008

By (Signature and Title)*	TRACY ATKINSON
Tracy Atkinson, Treasurer(Principal Financial Officer and Accounting Officer)

Date: February 19, 2008

*	Print name and title of each signing officer under his or her signature.